Accrued Expenses And Other Current Liabilities - Schedule of Accrued Expenses And Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses And Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 4,118	¥ 28,800	¥ 34,781
Deposits received from merchants	2,257	15,781	16,339
Cash collected on behalf of merchants	1,499	10,479	11,731
Accrued IPO cost			12,382
VAT and other surcharges payable	516	3,606	3,508
Provisions	127	892	892
Interest Payable	28	197
Selling Shareholder Transactions	940	6,576
Third-party transactions	2,705	18,917	7,036
Professional fee	1,525	10,665	2,555
Accrued expenses and other current liabilities	$ 13,715	¥ 95,913	¥ 89,224